Related party transactions - Narrative (Details) - EUR (€) € in Thousands	Mar. 31, 2023	Mar. 31, 2022
Disclosure of transactions between related parties [line items]
Other current financial liabilities	€ 19,227	€ 22,589
Shareholders
Disclosure of transactions between related parties [line items]
Warrants held by related parties (in shares)	9,766,667
Other current financial liabilities	€ 4,129	€ 4,512